DERIVATIVE LIABILITIES (Details)	3 Months Ended
Nov. 30, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield	0.00%
Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term	4 days
Expected average volatility	74.00%
Risk-free interest rate	0.98%
Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term	4 years 11 months 1 day
Expected average volatility	350.00%
Risk-free interest rate	2.14%